Discontinued operations - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - The Netherlands [member] - Credit risk [member] - Debt securities and money market investments [member] - Discontinued operations [member]
€ in Millions
Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 15,519
Residential mortgage- backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	65
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2
Asset backed securities [member] | Collateralized Debt Obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,714
Financial – Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,306
Financial – Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	569
Capital Goods And Other Industry [Member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	276
Communications And Technology [Member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	715
Consumer Cyclical [Member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	373
Consumer Non Cyclical [Member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	710
Energy [Member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26
Transportation [Member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	424
Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	232
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 8,106